EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Declared dividends (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($) $ / shares shares	Dec. 31, 2021 COP ($) $ / shares shares	Dec. 31, 2020 COP ($) installment $ / shares shares	Dec. 31, 2019 COP ($) installment $ / shares shares
Disclosure of classes of share capital [abstract]
Net income for the period | $	$ 2,541,179	$ 3,502,758	$ 2,399,001	$ 3,031,238
Dividends declared information	To distribute a cash profit of Ps. 3.60 per share per month during the months of April 2023 to March 2024, both months included over 23,743,475,754 shares subscribed and paid as of the date of this meeting.	In the general assembly held in March 2022, A stock dividend at the rate of $54 per share on the 22,281,017,159 common and preferred shares outstanding as of December 31, 2021. These dividends will be paid in shares, at the rate of 1 share for every 13.72333 common or preferred shares, as of December 31, 2021. The payment of the shares will be made on May 31, 2022, to whoever is entitled to it at the time the payment becomes due in accordance with current regulations. For this purpose, up to a total of 1,623,586,385 new shares of the same species held by the shareholder will be issued. The unit value of the shares will be 741.06. (*)	In the general assembly held in March 2021, 54.00 pesos per share payable in twelve installments of 4.50 pesos per share, from April 2021 to March 2022.	In the general assembly held in March 2020, 60.00 pesos per share payable in twelve installments of 5.00 pesos per share, from April 2020 to March 2021.
Dividends declared		$ 54	$ 54.00	$ 60.00
Number of shares outstanding | shares	23,743,475,754	22,281,017,159	22,281,017,159	22,281,017,159
Dividends payable, shares, ratio		0.07286861
Dividends payable, shares to be issued, maximum | shares		1,623,586,385
Dividends payable, shares to be issued, unit price		$ 741.06
Number of installments, dividend payable | installment			12	12
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share, per installment	$ 3.60		$ 4.50	$ 5.00
Total dividends declared | $	$ 1,025,718	$ 1,203,175	$ 1,203,175	$ 1,336,861